MoA Clear Passage 2060 Fund Expense Example - MoA Clear Passage 2060 Fund - MoA Clear Passage 2060 Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	$ 502